Related Party Transactions Predecessor Related Party Transactions (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	Apr. 30, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 02, 2019	Mar. 31, 2019	Mar. 02, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 02, 2018	Mar. 31, 2018	Mar. 02, 2018
Related Party Transaction [Line Items]
Outstanding borrowing capacity			$ 75,000
Accrued interest	$ 368	$ 491		$ 274
Outstanding borrowings		2,035,000
Holdings
Related Party Transaction [Line Items]
Accrued interest				1,067,000					$ 787,000
Outstanding borrowings				$ 2,189,000	$ 2,189,000	$ 2,189,000	$ 2,189,000	$ 2,189,000	$ 2,189,000	$ 2,189,000	$ 2,189,000	$ 2,189,000	$ 2,189,000
Current and former executives
Related Party Transaction [Line Items]
Purchase of B ordinary shares reserved in return of recourse notes		5,400
First Out Term Loans
Related Party Transaction [Line Items]
Outstanding borrowings	110,000		110,000
Second Out Term Loan Facility
Related Party Transaction [Line Items]
Outstanding borrowings	$ 410,000		$ 410,000
Accounts receivable facility | Private equity sponsor of Evergreen Skills Lux S.A.R.L
Related Party Transaction [Line Items]
Outstanding borrowing capacity		$ 9,900